Fees and Expenses - Optimize Strategy Index ETF	Jul. 29, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Expenses Restated to Reflect Current [Text]	Restated to reflect a reduction from 0.50% to 0.25% effective July 1, 2025.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, No Redemption, By Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected above in annual fund operating expenses or in the expense example, affect the Fund’s performance. For the fiscal year ended March 31, 2026, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio.

Portfolio Turnover, Rate	130.00%